CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	314	17.92%
Delinquency, No Missing Data	1438	82.08%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	1752	100.00%